Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 11,370.0	£ 10,601.0
AT1 capital	2,060.0	1,860.0
Tier 1 capital	13,430.0	12,461.0
Tier 2 capital	2,370.0	1,854.0
Total capital	15,800.0	14,315.0
Transitional IFRS 9 Benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total capital	£ 0.0	£ 0.0